Other liabilities (Details 5) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Expected stock price volatility	32.00%	37.00%
Risk-free interest rate	3.91%	4.07%
Expected life	2 months 23 days	10 months 2 days
Grant date share price	$ 2.04	$ 2.28
Expected dividend yield	2.12%	1.72%
Performance Share Unit Plan [Member]
Statement [Line Items]
Expected stock price volatility		38.00%
Risk-free interest rate		4.41%
Expected life		9 months 7 days
Expected forfeiture rate		0.00%
Grant date share price		$ 3.14
Expected dividend yield		1.72%